Cutler Income Fund
RISK/RETURN SUMMARY
INVESTMENT OBJECTIVE
The investment objective of the Cutler Income Fund (the “Fund”) is to seek to achieve high income over the long-term.
FEES AND EXPENSES
The following tables describe the fees and expenses that you will pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Cutler Income Fund Cutler Income Fund Shares
Sales Charge (Load) Imposed on Purchases	none
Redemption Fee	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Cutler Income Fund Cutler Income Fund Shares
Management Fees		0.50%
Service Fees		none
Other Expenses	[1]	0.75%
Total Annual Fund Operating Expenses		1.25%
[1]	Other Expenses are based on estimated amounts for the Fund's current fiscal year.

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years
Cutler Income Fund Cutler Income Fund Shares	127	397

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the fiscal year ended September 30, 2011, the portfolio turnover rate of The Elite Income Fund (the “Predecessor Fund”) was 82.99%.

PRINCIPAL INVESTMENT STRATEGIES OF THE FUND

The Fund invests principally in a diversified portfolio of investment grade debt securities that are believed to generate a high level of current income. The Fund normally invests in investment grade debt securities consisting primarily of obligations issued by the U.S. Government, agencies of the U.S. Government, instruments related to U.S. Government securities and U.S. corporate debt securities. The Fund’s investment adviser, Cutler Investment Counsel, LLC (the “Adviser”) considers these types of securities to be the Fund’s core holdings. An investment grade security is one which is rated investment grade by either Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s (“S&P”) or Fitch Ratings (“Fitch”), or an unrated security that the Adviser believes to be of comparable quality. The Fund may invest in:

• United States Treasury obligations, including T-bills, notes, bonds, inflation-indexed bonds and other debt obligations issued by the U.S. Treasury, and obligations of U.S. Government Agencies that are backed by the full faith and credit of the U.S. Government. Such U.S. Government Agencies include the Private Export Funding Corporation, Overseas Private Investment Corporation, Small Business Administration, Government National Mortgage Association (GNMA), Department of Housing and Urban Development and U.S. Maritime Administration.

• Securities issued or guaranteed by agencies and instrumentalities of the U.S. Government, but not explicitly backed by the full faith and credit of the U.S. Government. These include the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac), Federal Farm Credit Banks, Tennessee Valley Authority, and Federal Home Loan Bank.

• Mortgage-Backed and Other Asset-Backed Securities. Mortgage-backed securities are obligations representing an undivided interest in, or collateralized by, pools of mortgages. These obligations, in effect, “pass-through” the monthly interest and principal payments (including prepayments) made by the individual borrowers on the pooled mortgage loans to the holders of the securities. U.S. Government agency mortgage- backed issues include securities issued by GNMA, Fannie Mae and Freddie Mac. GNMA securities are guaranteed as to payment of principal and interest (but not as to price and yield) by the U.S. Government, while Fannie Mae and Freddie Mac securities are guaranteed only by the issuing agency. The Fund may also invest in corporate mortgage-backed securities or other asset-backed securities that have an investment grade rating. Asset-backed securities represent a group of assets that are combined or pooled for sale to investors and may be backed by receivables such as credit card, auto and student loans.

• U.S. corporate debt securities (obligations of a corporation to pay interest and repay principal). They include commercial paper, notes, bonds and debentures.

The Adviser’s primary focus is on individual security selection, rather than attempting to anticipate major interest rate moves. The Adviser uses a value-oriented buy discipline to identify securities that are believed to offer a yield advantage over others of similar quality or to exhibit stable or improving credit quality that may be unrecognized by other investors. Portfolio securities may be sold when price appreciation causes a security to lose its yield advantage, or when credit quality begins to deteriorate. In the event the rating of a debt security held by the Fund is reduced below investment grade, the Adviser is not required to sell the security, but will consider this event in its determination of whether the Fund should continue to hold such security.

To increase the Fund’s income potential, the Adviser may invest any amount it deems desirable in each of the various types of debt securities, and adjust the investment ratios from time to time, so long as the Fund remains diversified. There is no set average maturity for the portfolio. The Fund allocates its assets among different types of securities and maturities based upon the Adviser’s view of the relative value of each security or maturity. The Adviser may respond to changing market and other conditions by adjusting the type of securities held by the Fund and its average portfolio maturity. The Fund may invest in either fixed rate or variable rate debt securities.

To increase portfolio income and when, in the Adviser’s judgment, overall market risk justifies such an investment, the Fund may also invest up to 10% of its total assets in securities other than the Fund’s core holdings of investment grade debt securities. Such other securities may include preferred stocks and convertible securities issued by U.S. companies, without limitation as to size or capitalization of the issuer. The Fund may also invest in bonds issued by private issuers.

PRINCIPAL RISKS OF INVESTING IN THE FUND

All investments made by the Fund have some risk. There is no assurance that the Fund will achieve its investment objective. The Fund’s net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fund may be worth less than its original cost. The Fund, by itself, does not provide a complete investment program.

Management Risk

Because the Fund is actively managed, it is subject to the risk that the investment strategies, techniques and risk analyses employed by the Adviser may not produce the desired results. Poor security selection and/or investments that have unfavorable portfolio maturities could cause the Fund’s return to be lower than anticipated. Current income may be significant or very little, depending upon the Adviser’s portfolio selections for the Fund.

Debt Securities Risk

• Interest Rate Risk. When interest rates rise, bond prices generally fall and when interest rates fall, bond prices generally rise. In an environment of relatively low interest rates, the risk that fixed income prices may fall is potentially greater. Interest rate risk increases as average maturity increases. Interest rate increases can cause the price of a debt security to decline, resulting in a price decline for the Fund. Thus, when the Fund emphasizes securities with longer maturities, you are exposed to greater interest rate risk. All income-oriented securities, even those of highest quality, are subject to some degree of interest rate risk.

• Credit Risk. Credit risk is associated with a borrower’s ability to pay interest and principal when due. A borrower’s inability to make its payment obligations could result in a significant loss of income, causing the Fund’s price to decline. Credit risk increases as overall portfolio quality decreases. Thus, when the Fund invests in lower-quality securities, you are exposed to increased credit risk.

• Call Risk. Call risk for corporate bonds is the possibility that borrowers will prepay their debt prior to the scheduled maturity date, resulting in the necessity to reinvest the proceeds at lower interest rates. If interest rates decline when the Fund is emphasizing longer maturing securities, you are exposed to greater call risk because issuers of callable bonds are more likely to pay off their bonds before the maturity date. This may cause a reduction of income to the Fund.

• Liquidity Risk. Liquidity risk is the risk that a bond could not be sold at an advantageous time or price due to limited market demand. If a bond is downgraded or drops in price, or if adverse conditions exist within the bond market, the demand for a bond may be limited, making that bond difficult to sell.

Listed below is a description of the risks associated with various types of debt securities:

• U.S. Government Obligations. Some U.S. Government obligations, such as U.S. Government agency bonds, are neither issued nor guaranteed by the U.S. Government. They may be supported by the right of the issuer to borrow from the U.S. Government or only by the credit of the agency issuing the obligation. If the Fund invests in a U.S. Government obligation that is not backed by the U.S. Government, there is no assurance that the U.S. Government would provide support and the Fund’s performance could be adversely impacted. All U.S. Government obligations are subject to interest rate risk and, therefore, market price fluctuations.

• Mortgage-Backed and Other Asset-Backed Securities. Mortgage-backed securities are subject to greater call/prepayment risk than many debt securities, especially when interest rates decline. These securities are also subject to extension risk, or the risk of a security lengthening in duration due to the deceleration of prepayments. Extension risk is mainly the result of rising interest rates. As interest rates rise, the likelihood of prepayment decreases and if this occurs, the Fund may be unable to capitalize on other investments that have higher interest rates. Mortgage-backed securities may be subject to risks unique to the housing industry, including mortgage lending practices, defaults and foreclosures, changes in real estate values and housing inventories, mortgage securitization practices and rating assignments by credit rating agencies. The value of other asset-backed securities may be affected by factors concerning the interests in and structure of the issuer or the originator of the receivables, the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements, or the market’s assessment of the quality of the underlying assets.

• Corporate Debt Securities. Investment grade U.S. corporate debt securities are generally considered to carry greater credit and call risk than U.S. Government obligations. The credit risk of corporate debt obligations varies widely among issuers and may be affected by factors such as adverse economic changes and changes in interest rates. The Adviser relies, in part, on the quality ratings assigned by S&P, Moody’s, Fitch and other rating services. There is risk associated with such reliance.

  Rating agencies evaluate the credit risk—the safety of principal and interest payments—but not market value, which is affected by interest rate trends, economic conditions and other factors, including those unique to an issuer or industry. Rating agencies may fail to move quickly enough to change ratings in response to changing circumstances and a rating may not reflect the fine shadings of risks within a given quality grade. For example, two bonds with the same rating are not likely to be precisely the same in quality. The Adviser performs independent analyses in an attempt to identify issuers within a given quality grade that, because of improving fundamentals or other factors, are likely to result in improving quality, greater market value and lower risk.

Equity Securities Risk

Because the Fund may invest up to 10% of its assets in preferred stocks and convertible securities issued by U.S. companies, the Fund is subject to general stock market risks, including the risk of unpredictable drops in value and periods of lackluster performance. Stock markets are volatile and stock prices can decline significantly in response to adverse company, political, regulatory, market, or economic developments. Many factors can change the value of equity securities, including the issuer’s historical and prospective earnings, the value of its assets, general economic, geographic, environmental and political conditions, interest rates, investor perceptions and market liquidity.

• Preferred Stocks. Preferred stock has a preference over common stock in liquidation (and generally dividends as well) but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

• Convertible Securities Risk. A convertible security is a bond, debenture, note, preferred stock or other security that may be converted into or exchanged for a prescribed amount of common stock or other equity security of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities consequently often involve attributes of both debt and equity instruments, and investment in such securities require analysis of both credit and stock market risks. Convertible securities rank senior to common stock in a corporations’ capital structure but are usually subordinated to comparable nonconvertible securities. Convertible securities may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument and in some instances may be subject to conversion into or an exchange for another security at the option of the issuer.

In summary, but not inclusive of all possible risks, you could lose money on your investment in the Fund, or the Fund could underperform other investments, if any of the following occurs:

• Interest rates rise

• A borrower is unable to pay interest or principal when due

• The fixed income market becomes illiquid

• The stock market goes down

• The Adviser’s judgment as to the direction of interest rates or the attributes of the Fund’s securities proves to be mistaken

PERFORMANCE SUMMARY

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fund by showing the changes in the Fund’s performance from year to year for the last ten calendar years, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fund is the successor to the Predecessor Fund, a mutual fund with substantially similar investment objectives, strategies and policies. The performance provided in the bar chart and performance table below is that of the Predecessor Fund. For certain periods, performance has been positively impacted by expense reimbursements made by the investment adviser of the Predecessor Fund. How the Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-CUTLER4 (1-888-288-5374).

Annual Total Returns

The Predecessor Fund’s 2012 year-to-date total return through June 30, 2012 is 1.45%.

During the periods shown in the bar chart, the highest quarterly return was 7.20% during the quarter ended June 30, 2009 and the lowest quarterly return was -2.21% during the quarter ended September 30, 2008.

Average Annual Total Returns For Periods Ended December 31, 2011

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Average Annual Total Returns Cutler Income Fund	1 Year	5 Years	10 Years
Cutler Income Fund Shares	4.84%	6.14%	4.93%
Cutler Income Fund Shares - After Taxes on Distributions	3.02%	4.48%	3.23%
Cutler Income Fund Shares - After Taxes on Distributions and Sale of Fund Shares	3.42%	4.32%	3.23%
Barclays U.S. Government Intermediate Bond Index (reflects no deduction for fees, expenses or taxes)	5.80%	5.88%	5.20%
Barclays U.S. Aggregate Bond Index (reflects no deduction for taxes)	7.84%	6.50%	6.37%